Taxes - Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Brazil [member]
Disclosure Of Reconciliation Between Statutory Tax Rate And Effective Tax Expenses Rate [Line Items]
Brazilian statutory corporate tax rates	34.00%	34.00%	34.00%